Shareholders' Equity (Details) - USD ($)								12 Months Ended
		Nov. 14, 2025	Nov. 12, 2025	Nov. 08, 2025	Sep. 16, 2025	Sep. 15, 2025	Dec. 30, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]							500,000,000		500,000,000
Ordinary shares par value (in Dollars per share)	[1]							$ 0.0001		$ 0.0001
Ordinary share issued	[1]							7,571,078		5,290,000
Shares issued							3,225	699,828
Share value (in Dollars)			$ 699,828				$ 5,000,000	$ 5,111,880		$ 6,000,000
Ordinary shares outstanding								7,571,078	[1]	5,290,000	[1]	4,000,000
Share price (in Dollars per share)						$ 4
Proceeds from initial public offering (in Dollars)						$ 5,500,000
Shares granted								999,750
Vesting percentage of consultant one			70.00%
Vesting percentage of consultant two			10.00%
Vesting percentage of consultant three			10.00%
Vesting percentage of consultant four			10.00%
Market price (in Dollars per share)		$ 11.67						$ 9.67
Share-based compensation (in Dollars)		$ 11,667,083
Research and development expenses (in Dollars)								$ 8,955,908
Unrecognized compensation (in Dollars)								$ 2,711,175
Weighted average period								9 months
Number of shares vested percentage								70.00%
Issuance shares								699,825
Investor [Member]
Shareholders’ Equity [Line Items]
Shares issued							645
Hang Feng [Member]
Shareholders’ Equity [Line Items]
Share value (in Dollars)							$ 1,000,000
Consultant [Member]
Shareholders’ Equity [Line Items]
Shares granted			999,750
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.0001
Shares issued						1,375,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued					206,250
Proceeds from initial public offering (in Dollars)								$ 5,100,000
Option exercised					15.00%
2025 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001
Shares issued				999,750
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued								10,000
Shares issued	[2]							1,581,250		1,290,000
Share value (in Dollars)	[2]							$ 158		$ 129

[1]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).
[2]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).